Summary of Significant Accounting Policies - Schedule of Revenue by Major Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenues by Major Revenue [Line Items]
Total revenue	$ 5,508,131	$ 5,261,469
Mold production [Member]
Schedule of Revenues by Major Revenue [Line Items]
Total revenue	3,543,601	3,634,475
Mold repair [Member]
Schedule of Revenues by Major Revenue [Line Items]
Total revenue	296,763	491,454
Machining services [Member]
Schedule of Revenues by Major Revenue [Line Items]
Total revenue	$ 1,667,767	$ 1,135,540